Segment Information	12 Months Ended
Dec. 31, 2015
Segment Reporting Information, Additional Information [Abstract]
Segment Information
Segment Information
Considering the acquisitions made during 2015, we determined that we still operate as one business segment in accordance with FASB ASC Topic 280, Segment Reporting. As a result of our continued restructuring and streamlining of the growing organization, our chief operating decision maker (CODM) makes decisions with regards to business operations and resource allocation based on evaluations of QIAGEN as a whole. Accordingly, we operate as one business segment. Summarized product category and geographic information is shown in the tables below.
Product Category Information
Net sales for the product categories are attributed based on those revenues related to sample and assay products and similarly related revenues including bioinformatics solutions, and revenues derived from instrumentation sales.

(in thousands)	2015	2014	2013
Net Sales
Consumables and related revenues	$1,114,580	$1,172,728	$1,140,203
Instrumentation	166,406	172,049	161,781
Total	$1,280,986	$1,344,777	$1,301,984

Geographical Information
Net sales are attributed to countries based on the location of the customer. QIAGEN operates manufacturing facilities in Germany, China, the United Kingdom, and the United States that supply products to customers as well as QIAGEN subsidiaries in other countries. The sales from these manufacturing operations to other countries are included in the Net Sales of the countries in which the manufacturing locations are based. The intersegment portions of such net sales are excluded to derive consolidated net sales. No single customer represents more than ten percent of consolidated net sales. Our country of domicile is the Netherlands, which reported net sales of $11.3 million, $13.7 million and $14.4 million for the years ended 2015, 2014 and 2013, respectively, and these amounts are included in the line item Europe, Middle East and Africa as shown in the table below.

(in thousands)	2015	2014	2013
Net Sales
Americas:
United States	$525,532	$543,877	$545,600
Other Americas	79,578	75,974	80,299
Total Americas	605,110	619,851	625,899
Europe, Middle East and Africa	409,955	451,092	416,334
Asia Pacific and Rest of World	265,921	273,834	259,751
Total	$1,280,986	$1,344,777	$1,301,984

Long-lived assets include property, plant and equipment. The Netherlands, which is included in the balances for Europe, reported long-lived assets of $0.3 million and $1.0 million as of December 31, 2015 and 2014, respectively.

(in thousands)	2015	2014
Long-lived assets
Americas:
United States	$148,748	$136,461
Other Americas	2,691	2,863
Total Americas	151,439	139,324
Germany	243,120	241,475
Other Europe	35,573	35,362
Asia Pacific and Rest of World	12,812	11,932
Total	$442,944	$428,093